Stockholders' Deficit (Details Textual) - USD ($)																												1 Months Ended																																		2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended			12 Months Ended
	Mar. 11, 2020	Nov. 19, 2019	Nov. 17, 2019	Oct. 07, 2019	Aug. 06, 2019	Jun. 10, 2019	May 03, 2019	Apr. 03, 2019	Mar. 13, 2019	Mar. 02, 2019	Mar. 02, 2019	Feb. 11, 2019	Feb. 06, 2019	Feb. 04, 2019	Jan. 08, 2019	Jan. 04, 2019	Nov. 13, 2018	Sep. 04, 2018	Aug. 06, 2018	Jul. 15, 2018	Jul. 12, 2018	Apr. 17, 2018	Mar. 07, 2018	Feb. 07, 2018	Dec. 13, 2017	Dec. 07, 2017	Nov. 09, 2017	Oct. 29, 2019	Oct. 22, 2019	Aug. 28, 2019	Jul. 02, 2019	Jun. 25, 2019	Jun. 19, 2019	Mar. 31, 2019	Mar. 18, 2019	Jan. 31, 2019	Jan. 19, 2019	Jan. 18, 2019	Jan. 04, 2019	Dec. 20, 2018	Dec. 05, 2018	Nov. 27, 2018	Nov. 22, 2018	Oct. 17, 2018	Sep. 30, 2018	Sep. 27, 2018	Sep. 24, 2018	Sep. 18, 2018	Aug. 27, 2018	Jul. 20, 2018	Jun. 26, 2018	Jun. 19, 2018	Jun. 18, 2018	Jun. 14, 2018	May 04, 2018	Apr. 01, 2018	Feb. 16, 2018	Feb. 16, 2018	Nov. 28, 2017	Nov. 15, 2017	Nov. 09, 2017	Mar. 18, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Mar. 18, 2020	Jan. 18, 2020	Dec. 18, 2019	Nov. 18, 2019	Oct. 18, 2019	Sep. 18, 2019	Aug. 18, 2019	Jul. 18, 2019	Jun. 18, 2019	May 18, 2019	Apr. 18, 2019	Feb. 18, 2019	Dec. 18, 2018	Nov. 18, 2018	Oct. 18, 2018	Sep. 19, 2018	Aug. 29, 2018	Aug. 01, 2018	Jul. 01, 2018	Jun. 21, 2018	Jun. 15, 2018	Jun. 11, 2018	Jun. 08, 2018	Jun. 07, 2018	Jun. 06, 2018	May 30, 2018	May 29, 2018	May 25, 2018	May 21, 2018	May 17, 2018	May 08, 2018	May 01, 2018	Apr. 30, 2018	Apr. 11, 2018	Apr. 04, 2018	Oct. 05, 2017
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																																													5,000,000																		5,000,000			5,000,000			5,000,000	5,000,000
Preferred stock, par or stated value per share																																													$ 0.0001																		$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock designations amount																																																															4,999,750			4,999,750			4,999,750
Common stock, shares outstanding																																													767,160																		4,414,959			4,414,959			3,255,346	767,160
Value issued for services																																																																$ 17,500		$ 23,376		$ 17,500	$ 21,541
Professional fees				$ 2,500													$ 161,700
Price per share				$ 0.05
Issuance of restricted common shares				$ 50,000
Shares Issued for debt issuance costs			194,520
First tranche payment																																																		$ 6,500
Issuance date																																																							Oct. 17, 2017
Principal amount	$ 450
Warrant, term																		6 months																														6 months
Issuance of conversion of convertible notes																	90,000	$ 10,000																	$ 6,000			$ 6,000										$ 6,000														$ 6,000							$ 3,000		$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000		$ 6,000
Common shares issued upon conversion																																																							707,547
Convertible conversion price																																																																																													$ 0.0062	$ 0.0062	$ 0.0062		$ 0.00991			$ 0.0139	$ 0.02212	$ 0.02283	$ 0.02212	$ 0.0423
Securities purchase agreement, description																																																									The Company issued to Labrys 421, shares of the Company's common stock, as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of December 26, 2017. Prior to the February 7, 2018, amendment discussed below, pursuant to ASC 260 the 421 shares were considered contingent shares and not considered outstanding and not accounted for due to the contingency. On February 7, 2018, the Company amended the terms to the convertible note dated December 26, 2017 whereby the holder waives all existing events of default to date and in return shall no longer be required to return, under any circumstances, the commitment shares back to the Company's treasury. On February 16, 2018, the Company issued the 421, shares at the then market close price of $90.04 per share for a value of $37,911, which was expensed.		The Company considered issued to Labrys 336, shares of the Company's common stock, as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of November 20, 2017. Prior to the February 7, 2018 amendment discussed below, pursuant to ASC 260 the 336, shares were considered contingent shares and not considered outstanding and not accounted for due to the contingency. On February 7, 2018, the Company amended the terms of the convertible note dated November 28, 2017 whereby the holder waives all existing events of default to date and in return shall no longer be required to return, under any circumstances, the commitment shares back to the Company's treasury. On February 16, 2018, the Company issued the 336, shares at the then market close price of $89.98 per share for a value of $30,234, which was expensed.
Common stock, shares authorized																																													6,000,000,000																		6,000,000,000			6,000,000,000			6,000,000,000	6,000,000,000
Common stock, shares issued	239,608									158,416	158,416																																			2,692
Outstanding accounts payable, shares																																														5,000
Market price grant date value																																														$ 5.80
Market price settlement date value																																														$ 4.00
Settle payable balance																																														$ 15,000
Loss on settlement																																														$ 9,154
Total notes																																													$ 125,000																		$ 354,745			$ 354,745			$ 284,949	$ 125,000
Derivative liabilities																																													258,296																		128,628			128,628			128,628	258,296
Loss due to debt extinguishment																																																																$ 71,680		146,375		57,623	(57,623)	151,978
Compensation and consulting expense																																																																		$ 158,486		162,622	$ 481,583	413,321
Reverse stock split, description				1 for 1,000	The Company filed amendments with the Secretary of the State of Delaware, amending its articles of incorporation to execute a reverse stock split of 1 share for every 1,000 shares outstanding, and changing its name to Bantec, Inc.. The name change and the stock split are pending approval by FINRA.
Award grant shares																																																															82,245,000			82,245,000
Livingston Asset Management [Member]
Stockholders' Deficit (Textual)
Convertible note, description																																																														For the Livingston Asset Management LLC conversions noted above from January 8, 2019 to March 18, 2019, total debt, interest and fees were $58,403 and related debt premium of $50,000 resulted in credits to equity of $108,403.
Principal amount								$ 12,500				$ 12,500																				$ 2,125	$ 12,500
Exercise price								$ 0.20				$ 0.30																				$ 0.0001	$ 0.10
Common shares issued upon conversion												47,664
Note premium																																													204,989																									204,989
Total notes																																													$ 513,089																									513,089
Principal reduction																																$ 10,375
Debt premium								$ 12,500				$ 12,500																				12,500	$ 12,500
Aggregate fair values of conversion shares								71,884																								80,651	145,069
Interest due								627				654																				658	757
Conversion note fee								$ 1,250				$ 1,145																				$ 1,250	$ 1,250
Crown Bridge Partners [Member]
Stockholders' Deficit (Textual)
Price per share													$ 0.6815			$ 0.2235																							$ 0.2235
Common stock, shares issued													60,612																										52,101
Warrants surrendered													69,375			58,230																							58,230
Equity													$ 41,307																										$ 28,892
Derivative liabilities													$ 138,430
Crown Bridge Partners [Member]
Stockholders' Deficit (Textual)
Price per share																																												$ 7.20
Common stock, shares issued																																												35,420
Warrants surrendered																																												39,991
Equity																																												$ 68,232
Derivative liabilities reduced																																												$ 28,793
Trillium Partners LP [Member]
Stockholders' Deficit (Textual)
Principal amount																																										$ 62,500
Common shares issued upon conversion																																										115,669
Convertible conversion price																																																																																						$ 0.002
Debt premium																																										$ 62,500
Interest due																																										7,500
Conversion note fee																																										$ 2,290
Livingston Asset Management [Member]
Stockholders' Deficit (Textual)
Principal amount															$ 9,500																																																							4,788,642
Exercise price															$ 0.00025
Proceeds from sale of shares																																											$ 45,320
Common shares issued upon conversion															45,306,040
Securities purchase agreement, description														In total $270,320, was remitted to TCA reducing the related note from $691,907 to $421,587 during the year ended September 30, 2019 and $180,618 was charged to debt premium reducing the balance to $281,054 at September 30, 2019.																																																							Between March 14, 2018 and October 29, 2018, 101,624 common shares were issued by the Company and sold by Livingston, with 71,624 shares issued and sold through September 30, 2018, and the remaining 30,000 issued as of September 30, 2018 and sold as of November 22, 2018.
Proceeds from additional paid-in capital																																																																						308,100
Shares of common stock sold														645,728																													30,000
Remitted payment in partial settlement														$ 225,000																													$ 45,320
Liability reduced																																											45,320
Principal reduction														225,000																													45,320
Debt premium														$ 150,000	$ 9,500																												$ 30,618
Equity															108,403
Interest due															682
Conversion note fee															1,145
Debt premium cost															$ 50,000
Tysadco Partners [Member]
Stockholders' Deficit (Textual)
Professional fees																																																																		$ 12,000			$ 24,000
Price per share																																																															$ 0.10			$ 0.10
Issuance of restricted common shares																																																																	$ 120,000	$ 12,000
Common stock, shares issued, value						$ 1,192	$ 8,000																							$ 15,288				$ 10,000													$ 2,387																						$ 240,000
Common stock, shares issued						0.0003	0.000375																							0.0447				16,000											16,000
Monthly payments of shares						$ 358	$ 3,000																							$ 684				$ 4,000													$ 4,000
Issuance settled amount due, description																																													The issuance settled the amounts due for June 21, 2018 through October 20, 2018.
Vendor [Member]
Stockholders' Deficit (Textual)
Outstanding accounts payable, shares																																																	2,308
Jefferso Street Capita [Member]
Stockholders' Deficit (Textual)
Principal amount																																									$ 62,500
Common shares issued upon conversion																																									128,620
Aggregate fair values of conversion shares																																									$ 166,929
Interest due																																									7,500
Conversion note fee																																									4,400
Derivative liabilities																																									78,471
Debt discount																																									62,500
Loss due to debt extinguishment																																									$ 14,057
World Market Ventures LLC [Member]
Stockholders' Deficit (Textual)
Convertible conversion price																																																																																						$ 0.001975
Matthew Wiles [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued																				2,000
Market price grant date value																				$ 7.47
Settle payable balance																				$ 14,940
Stock Incentive Plan [Member]
Stockholders' Deficit (Textual)
Award grant shares																																																															99,982			99,982
Stock incentive plan, description																																																																		The Company established its 2016 Stock Incentive Plan (the “Plan”) that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100,000,000 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option.
Non Employee ServicesMember
Stockholders' Deficit (Textual)
Professional fees				$ 2,500
Price per share				$ 0.10
Issuance of restricted common shares				$ 25,000
Securities Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Shares Issued for debt issuance costs																																																																					335,938
Convertible note, description																																																													The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company’s common stock at an exercise price of $350, as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $350.
June 1, 2018 [Member] | Livingston Asset Management [Member]
Stockholders' Deficit (Textual)
Principal amount																																						3,000
Interest due																																						24
June 1, 2018 [Member] | Livingston Asset Management [Member]
Stockholders' Deficit (Textual)
Conversion note fee																																						1,145
July 1, 2018 [Member] | Livingston Asset Management [Member]
Stockholders' Deficit (Textual)
Principal amount																																						$ 12,500
Exercise price																																						$ 0.00025
Common shares issued upon conversion																																						73,967,680
Debt premium																																						$ 15,500
Interest due																																						678
Conversion note fee																																						$ 1,145
September 1, 2018 [Member] | Livingston Asset Management [Member]
Stockholders' Deficit (Textual)
Principal amount																																			$ 12,500
Exercise price																																			$ 0.30
Common shares issued upon conversion																																			47,618
Debt premium																																			$ 12,500																											$ 12,500
Interest due																																			640
Conversion note fee																																			$ 1,145																											$ 1,145
Warrant [Member] | Securities Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Convertible note, description																																																													The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company's common stock at an exercise price of $350, as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $350.
First tranche payment																																																													$ 75,000
Issuance date																																																													Oct. 25, 2017
Principal amount																																																													$ 105,000
Exercise price																																																													$ 0.35
Purchase of common stock																																																													100,000
Warrant, term																																																													5 years
Employee Stock Option [Member]
Stockholders' Deficit (Textual)
Compensation and consulting expense related to stock options																																																																		$ 132,599		$ 132,393	$ 265,113	$ 198,290
Total unrecognized compensation and consulting expense related to unvested stock options																																																															$ 220,345			$ 220,345			$ 353,265
Weighted average period share-based compensation expense																																																																		1 year			2 years
Series A Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																																													250																		250			250			250	250
Preferred Stock, voting rights																																																																					These preferred shares have voting rights per shareholder equal to the total number of issued and outstanding shares of common stock divided by 0.99.
Preferred stock, shares issued																																													250																		250			250			250	250
Preferred stock, shares outstanding																																													250																		250			250			250	250
Consulting [Member]
Stockholders' Deficit (Textual)
Compensation and consulting expense																																																																					$ 265,113	$ 137,969
Series A Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																																													250																		250			250			250	250
Preferred stock, par or stated value per share																																													$ 0.0001																		$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares issued																																													250																		250			250			250	250
Preferred stock, shares outstanding																																													250																		250			250			250	250
Crown Bridge Partners, LLc [Member]
Stockholders' Deficit (Textual)
Price per share																												$ 0.00004
Issuance date																												Mar. 01, 2019																							Nov. 09, 2017
Principal amount																												$ 5,700
Issuance of conversion of convertible notes																												$ 29,300
Common shares issued upon conversion																																																			4,732,000
Convertible conversion price																																																			$ 0.0019																																								$ 0.0026			$ 0.0034				$ 0.0107	$ 0.0107
Common stock, shares issued																												155,000
Ema Financial [Member]
Stockholders' Deficit (Textual)
Issuance date																																																			Nov. 21, 2017	Nov. 21, 2017
Common shares issued upon conversion																																																			3,800,000	3,800,000
Convertible conversion price																																																			$ 0.0026	$ 0.0031																																								$ 0.0042
Prepaid expense																																													$ 7,539																								$ 0	$ 7,539
Morningview Financial, LLC [Member]
Stockholders' Deficit (Textual)
Issuance date																																																					Dec. 13, 2017	Dec. 13, 2017
Common shares issued upon conversion																																																					3,129,658	2,692,308
Convertible conversion price																																																					$ 0.0034	$ 0.0039																																				$ 0.0033
Labrys Fund LP [Member]
Stockholders' Deficit (Textual)
Shares issued for services																																																										421,238
Issuance date																																																			Nov. 28, 2017		Nov. 28, 2017
Common shares issued upon conversion																																																			4,310,851		3,286,236
Convertible conversion price																																																			$ 0.0015		$ 0.0034																																							$ 0.0046			$ 0.0046	$ 0.0098
Common stock, shares issued																								421,238																																		421,238
Market price grant date value																																																										$ 0.09
Settle payable balance																																																										$ 37,911
Tysadco Partners [Member]
Stockholders' Deficit (Textual)
Shares issued for services																																																				533
Shares Issued for debt issuance costs																																																				400
Common shares issued upon conversion																																																				133
Livingston Asset Management LLC [Member]
Stockholders' Deficit (Textual)
Price per share																																																																																								$ 0.30	$ 0.25
Convertible note, description																							The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense.																																														The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense.
First tranche payment																																																												$ 50,000
Purchase of common stock																																																																		4,414,959
Proceeds from additional paid-in capital																																																																					$ 270,320
Debt premium																																																												$ 21,428
Technology Support Services [Member]
Stockholders' Deficit (Textual)
Professional fees																																																																		$ 4,500			$ 6,000
Price per share																																																															$ 0.10			$ 0.10			$ 0.1846
Issuance of restricted common shares																																																																		$ 45,000
Common stock, shares issued, value																																																																					$ 32,500,000
Redstart Holding Corporation [Member]
Stockholders' Deficit (Textual)
Price per share		$ 0.00007																											$ 0.00007
Issuance date		Mar. 04, 2019																											Mar. 04, 2019
Principal amount		$ 5,000																											$ 10,000
Issuance of conversion of convertible notes		$ 63,000																											$ 68,000
Common stock, shares issued		71,429																											142,857
Convertible Notes Payable [Member]
Stockholders' Deficit (Textual)
Convertible note, description																																																																		Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017, which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.			Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.
Principal amount																																																																		$ 3,725
Interest due																																																																		$ 198,394			$ 174,232	125,968
Convertible Notes Payable [Member] | Power Up Lending Group Ltd [Member]
Stockholders' Deficit (Textual)
Debt premium																																																																																																										$ 53,846
Other Convertible Debt [Member]
Stockholders' Deficit (Textual)
Warrant, term																											12 months																																								6 months
Issuance of conversion of convertible notes																	$ 90,000
Other Convertible Debt [Member] | Crown Bridge Partners, LLc [Member]
Stockholders' Deficit (Textual)
Warrant, term																											12 months
Warrants surrendered																											100,000																																		100,000
Other Convertible Debt [Member] | Labrys Fund LP [Member]
Stockholders' Deficit (Textual)
Warrant, term																																																											9 months
Others Convertible Debt [Member] | Ema Financial [Member]
Stockholders' Deficit (Textual)
Warrant, term																										12 months
Convertible Debt [Member] | Morningview Financial, LLC [Member]
Stockholders' Deficit (Textual)
Warrant, term																									12 months
CEO [Member]
Stockholders' Deficit (Textual)
Shares issued for services						1,500
Price per share						$ 0.30
Compensation and consulting expense related to stock options						$ 450
Convertible note, description																															The advances are to be for 100% of the face value of the purchase orders to be repaid with accounts receivable related to the sales of the products underlying the purchase orders. Pike Falls receives 4% of the purchase price for the first 45 days and .00086% per day thereafter on the unpaid balance.
Warrant, term																																								5 years
Common shares issued upon conversion						300
Common stock, shares issued						1,200
Interest due																																					$ 195,000
CEO [Member] | Convertible Notes Payable [Member]
Stockholders' Deficit (Textual)
Convertible note, description																																																																		The note principal and put premium were $15,000, and $15,000, at March 31, 2020 and September 30, 2019. Accrued interest was $1,081, at March 31, 2020.			The note principal, put premium and interest balances are $15,000, $15,000 and $319 at September 30, 2019.
Interest due																																																																		$ 1,081			$ 367,500
Consultant [Member]
Stockholders' Deficit (Textual)
Shares issued for services																																																								4,000
Value issued for services																																																								$ 296,000
Professional fees																			$ 1,318		$ 1,245																																			$ 295,600
Price per share																																																																																																									$ 0.074
Vested shares of common stock																			125		150
Prepaid expense																																													147,800																									147,800																																			$ 73,900
Market price grant date value																			$ 0.0096		$ 0.0083
CFO [Member]
Stockholders' Deficit (Textual)
Price per share									$ 1.00
Compensation and consulting expense related to stock options									$ 200
Common stock, shares issued									200							100,000
Financial Advisory Consultant [Member]
Stockholders' Deficit (Textual)
Professional fees																					$ 12,450
Vested shares of common stock																					1,500
Market price grant date value																					$ 0.0083
Common Stock [Member]
Stockholders' Deficit (Textual)
Shares issued for services																																																																11,667		263,948		11,667	36,146
Value issued for services																																																															$ 23,948	$ 1		$ 26		$ 1	$ 4
Issuance of conversion of convertible notes																																													$ 2,135,815																									$ 2,135,815
Common shares issued upon conversion																																																																						605,809
Common stock, description																						The Company's shareholders approved an increase in authorized common stock to 1,500,000,000 from 200,000,000, which became effective upon the filing of an amendment to the articles of incorporation with the State of Delaware on April 24, 2018. On January 30, 2019 the Company's shareholders approved an increase in authorized common stock to 6,000,000,000 from 1,500,000,000, which became effective February 24, 2019.														The Company’s shareholders approved an increase in authorized common stock to 6,000,000,000 from 1,500,000,000, which became effective February 24, 2019.
Common stock, shares issued, value																																																																					1,273,261
Proceeds from additional paid-in capital																																																																					107,876
Remitted payment in partial settlement																																																																					$ 220,239
Interest due																																																																						$ 1,537,184
Reverse stock split, description					The Company filed amendments with the Secretary of the State of Delaware, amending its articles of incorporation to execute a reverse stock split of 1 share for every 1,000 shares outstanding, and changing its name to Bantec, Inc.
Common Stock [Member] | Convertible Notes Payable [Member]
Stockholders' Deficit (Textual)
Convertible note, description																																																																		The Note is only convertible upon default or mutual agreement by both parties at a conversion rate of 85% of the lowest of the daily volume weighted average price of the Company's common stock during the 5 business days immediately prior to the conversion date.